BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details)	Dec. 31, 2015 USD ($)
BORROWINGS [Abstract]
2016	$ 51,576,265
2017	53,885,650
2018	18,475,080
2019	18,475,080
2020	18,475,080
2021	9,237,540
Total	$ 170,124,695